Employee costs and share plans for employees, AstraZeneca Global Restricted Stock Plan (Details) - AstraZeneca Global Restricted Stock Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 GBP (£) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 GBP (£) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,626	1,626	1,328	1,328	1,001	1,001
Number of shares granted	902	902	689	689	759	759
Number of shares forfeited	(158)	(158)	(113)	(113)	(115)	(115)
Number of shares cancelled	(1)	(1)
Number of shares exercised	(341)	(341)	(278)	(278)	(317)	(317)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,028	2,028	1,626	1,626	1,328	1,328
Weighted average fair value at beginning of period | £	£ 64.71		£ 56.40		£ 45.98
Weighted average fair value - granted | £	68.93		74.08		63.13
Weighted average fair value - forfeited | £	68.65		62.04		54.38
Weighted average fair value - cancelled | £	72.44		72.80
Weighted average fair value - exercised | £	49.80		49.29		40.28
Weighted average fair value at end of period | £	£ 68.79		£ 64.71		£ 56.40
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	9,175	9,175	9,770	9,770	10,493	10,493
Number of shares granted	4,509	4,509	3,671	3,671	3,885	3,885
Number of shares forfeited	(1,254)	(1,254)	(1,077)	(1,077)	(1,199)	(1,199)
Number of shares cancelled	(8)	(8)	(9)	(9)	(1)	(1)
Number of shares exercised	(2,881)	(2,881)	(3,180)	(3,180)	(3,408)	(3,408)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	9,541	9,541	9,175	9,175	9,770	9,770
Weighted average fair value at beginning of period | $		$ 41.89		$ 36.22		$ 31.57
Weighted average fair value - granted | $		47.75		47.71		42.06
Weighted average fair value - forfeited | $		45.77		41.08		35.44
Weighted average fair value - cancelled | $		45.89		36.93		32.39
Weighted average fair value - exercised | $		35.11		31.47		28.82
Weighted average fair value at end of period | $		$ 46.19		$ 41.89		$ 36.22